September 18, 2015

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Series Trust
File Nos. 033-57986 and 811-07470
Post-Effective Amendment No. 79

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Series Trust (“Trust”) is Post-Effective Amendment No. 79 (“PEA No. 79”) to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purpose of this filing is to register the Class A, C, I, R-3, R-5 and R-6 shares of the Eagle Global Tactical Allocation Fund, Eagle Conservative Global Tactical Allocation Fund, Eagle Moderate Global Tactical Allocation Fund and Eagle Aggressive Global Tactical Allocation Fund, each a new series of the Trust, with the Securities and Exchange Commission.  No other series of the Trust is affected by this filing.

Pursuant to Rule 485(a)(2) under the 1933 Act, PEA No. 79 will become effective 75 days after filing.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy Kresch Ingber

Kathy Kresch Ingber
Attachments

cc:	Susan L. Walzer
Richard J. Rossi
Eagle Asset Management, Inc.